Exit, Disposal And Restructuring Activities (Summary Of Exit, Disposal And Restructuring Actions) (Details) (USD $) In Millions, except Per Share data	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Exit and business dispositions	$ 105	$ 84	$ 98
Selling, general and administrative expenses	2,060	2,183	2,072
Reduction in income from continuing operations before income taxes	163	107	118
Income tax benefit	(46)	(35)	(31)
Reduction in income from continuing operations	117	72	87
Impact on diluted EPS from continuing operations	$ 0.19	$ 0.11	$ 0.13
Transformation Project Acceleration Spin Off [Member]
Exit and business dispositions	105	84	98
Selling, General And Administrative Expenses [Member]
Selling, general and administrative expenses	$ 58	$ 23	$ 20